Earnings per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to the common shareholders	$ 7,704,970	$ 8,312,469
Basic weighted-average common shares outstanding	9,535,161	7,960,662
Effect of dilutive securities
Diluted weighted-average common shares outstanding	9,535,161	7,960,662
Earnings per share
Basic	$ 0.808	$ 1.044
Diluted	$ 0.808	$ 1.044